Cover	Nov. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2022
Entity File Number	000-55155
Entity Registrant Name	NANO MOBILE HEALTHCARE, INC.
Entity Central Index Key	0001497130
Entity Tax Identification Number	98-0659770
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	370 Ampola Ave.,
Entity Address, Address Line Two	Suite 200-A
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	(424)
Local Phone Number	358-1046
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value of $0.00001
Trading Symbol	VNTH
Entity Emerging Growth Company	false